Organization and Principal Activities	6 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Fresh2 Group Limited (Formerly AnPac Bio-Medical Science Co., Ltd., the “Company”) was incorporated in the British Virgin Islands (“the BVI”) in January 2010. The Company incorporated a new subsidiary, Fresh2 Technology Inc. (“Fresh2”) on October 4, 2022. On February 1, 2023, the Group acquired GISN (HK) LIMITED (“GISN”), a technical solution and outsourcing consulting services provider focused on the digital, internet and Web 3 business transformation for start-ups and traditional enterprises. This acquisition is a critical initiative for the Company to improve the efficiency of its e-commerce operations. On February 8, 2023, the Group acquired Fresh 2 Ecommerce Inc. (“Fresh2 Ecommerce”), a business-to-business e-commerce platform focused on connecting Asian food suppliers and restaurants and other retail customers in the U.S. Fresh2 Ecommerce provides an online direct selling platform for food suppliers such as food companies, manufacturers, agents, importers, and wholesalers to restaurants and other retail customers. On March 31, 2023, the Group closed an asset purchase with Easy Hundred Inc. (“Easy Hundred”), a U.S.-based e-commerce startup company in the foodservice industry. On July 17, 2023, the Group entered into a definitive Share Purchase Agreement to purchase 51% of Roxe Holding Inc. (“Roxe”). On July 27, 2023, Roxe entered into a Share Purchase Agreement with SpeedIn INC (“SpeedIn”) to purchase 100% of the shares of SpeedIn. Due to its poor operating results, on October 9, 2023, Roxe sold SpeedIn to Immensus LLC, a company owned by our CEO. On November 4, 2023 the Company and Fresh2 Technology entered into a definitive Share Purchase Agreement to purchase 38.61% of the common stock of Roxe.

The Company and its subsidiaries (collectively, the “Group”) provides a business-to-business e-commerce platform focused on connecting Asian food suppliers and restaurants and other retail customers in the U.S.

Effective on July 28, 2023, the Group disposed its multi-cancer screening and detection test business (the “CDA Business”) in the People’s Republic of China (the “PRC” or “China”). The Group determined that the disposal of the CDA Business met the criteria to be classified as a discontinued operation (see Note 4) and, as a result, the CDA business’s historical financial results are reflected in the Group’s unaudited condensed consolidated financial statements as a discontinued operation.

As of June 30, 2023, the details of the Group’s principal subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation/ Acquisition	Place of Incorporation	Major Operation
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.	100%	March 2010	the PRC	Cancer screening and detection tests
AnPac Bio-Medical Technology (Lishui) Co., Ltd. (“AnPac Lishui”) *	100%	October 2012	the PRC	Cancer screening detection tests and device manufacturing
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.*	100%	April 2014	the PRC	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”) *	100%	September 2015	the U.S.	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd.*	100%	July 2016	the PRC	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd.*	100%	March 2013	the PRC	Cancer screening and detection research
Shanghai Muqing AnPac Health Technology Co., Ltd. (“AnPac Muqing”) (i)*	51%	March 2019	the PRC	Cancer screening and detection tests
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd.*	60%	August 15, 2021	the PRC	Cancer screening and detection tests
Fresh 2 Group Inc	100%	December 27, 2022	the U.S.	B2B e-commerce
Fresh 2 Technology Inc (“Fresh2”)	100%	October 4, 2022	the U.S.	B2B e-commerce
Fresh 2 Logistics Inc.	100%	February 22, 2023	the U.S.	B2B e-commerce
Fresh 2 HF Inc	100%	February 21, 2023	the U.S.	B2B e-commerce
Foodbase Group Inc	100%	January 19, 2023	the U.S.	B2B e-commerce
Fresh 2 EZ Inc	100%	March 3, 2023	the U.S.	B2B e-commerce
Fresh 2 information Inc (ii)	100%	April 12, 2023	the U.S.	B2B e-commerce
Fresh 2 Ecommerce (“Fresh2 Ecommerce”)	100%	February 8, 2023	the U.S.	B2B e-commerce
GISN (HK) Limited (“GISN”)	100%	February 1, 2023	Hongkong, PRC,	B2B e-commerce
Hua You Sheng Future (Beijing) Technology Co., Ltd.	100%	February 1, 2023	PRC	B2B e-commerce
Guanshi Technology (Beijing) Co., Ltd.	100%	February 1, 2023	PRC	Software development

*	Subsidiaries that were sold subsequent to June 30, 2023.
(i)	AnPac Muqing closed business in March 2023
(ii)	On April 12, 2023, the Company, through its subsidiary, Fresh 2 EZ Inc to acquire 100% of equity interest in Fresh 2 information Inc from Roxe Holding Inc, a company controlled by Mr. Haohan Xu, with a nominal price. Fresh 2 information Inc has not begun operation yet.